COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 385,304	$ 564,162
2023	485,382	486,375
2024	227,789	228,505
Total minimum lease payments	1,098,475	1,279,042
Less: Present value discount	144,260	(158,411)
Total operating lease liabilities	$ 954,215	$ 1,120,631